Inventory (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials	$ 230,793	$ 489,750
Finished products	44,425	53,223
Work in process	144,976	128,278
Total Inventory	$ 420,194	$ 671,251